Acquisition of Interest and Control - Schedule of transaction amounts for acquiring an interest (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Acquisition of Interest and Control
Total investments		R$ 2,148,633	R$ 318,356
Hidrovias do Brasil [member]
Acquisition of Interest and Control
Amount paid for the acquisition of shares – financial asset		579,066
Gain (loss) on fair value adjustment of financial assets		66,267
Total financial asset transferred to the investments line item		645,333
Subsequent acquisitions of additional interests		690,186
Total investments	[1]	1,335,519
Participation equivalent to equity of the associate		560,475
Provisional goodwill on acquisition of investment		R$ 775,044

[1]	Equivalent interest calculated with basis on acquisition date, disregarding the posterior effects of share of profit (loss) of subsidiaries, joint ventures and associates